FAIR VALUE MEASUREMENT (Details)	0 Months Ended			12 Months Ended				12 Months Ended
	Oct. 31, 2013	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 M2M Business of Sagemcom [Member] USD ($)	Jul. 23, 2012 M2M Business of Sagemcom [Member] USD ($)	Jul. 23, 2012 M2M Business of Sagemcom [Member] EUR (€)	Oct. 31, 2012 Old Revolving Facility [Member] USD ($)	Dec. 31, 2013 Performance bonds [Member] performance_bond	Dec. 31, 2013 Performance bonds [Member] June 2014 [Member] EUR (€) performance_bond	Dec. 31, 2012 Performance bonds [Member] June 2014 [Member] EUR (€)	Dec. 31, 2013 Performance bonds [Member] May 2013 [Member] USD ($)	Dec. 31, 2012 Performance bonds [Member] May 2013 [Member] USD ($)
FAIR VALUE MEASUREMENT
Carrying value of short-term investments		$ 2,470,000	$ 0
Notional amount					56,300,000	45,000,000
Realized loss				(1,761,000)
Maximum borrowing capacity							10,000,000
Expiration period	2 years
Number of bonds issued								2
Number of bonds held									2
Face amount of debt									€ 50,000	€ 50,000	$ 0	$ 176,000